Consolidated Statements of Changes in Shareholder's Equity (Deficit) (USD $) In Thousands	Total	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Accumulated Deficit [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Accumulated Deficit [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Additional Paid in Capital [Member]
Beginning balance at Dec. 31, 2010						$ 23,637	$ 29	$ (214,856)	$ (41,475)	$ 279,939
Recognition of stock-based compensation expense						13,730				13,730
Exercise of stock options						1,077				1,077
Tax effect of exercise of stock options						2,661				2,661
Net income (loss)						(27,898)		(27,898)
Other comprehensive income (loss), net of tax						743			743
Ending balance at Jan. 25, 2011						13,950	29	(242,754)	(40,732)	297,407
Beginning balance at Dec. 31, 2010		(1,259)		(1,259)			29
Equity contribution	320,000	320,000	320,000
Net income (loss)		(18,611)		(18,611)
Other comprehensive income (loss), net of tax		(34,479)			(34,479)
Ending balance at Dec. 31, 2011		265,651	320,000	(19,870)	(34,479)
Equity contribution	38	38	38
Net income (loss)		14,627		14,627
Other comprehensive income (loss), net of tax		(9,155)			(9,155)
Ending balance at Dec. 31, 2012	271,161	271,161	320,038	(5,243)	(43,634)
Equity contribution
Net income (loss)		(12,242)		(12,242)
Other comprehensive income (loss), net of tax		36,863			36,863
Ending balance at Dec. 31, 2013	$ 295,782	$ 295,782	$ 320,038	$ (17,485)	$ (6,771)